UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22906

                                                     Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                    Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                          Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-243-1574

 Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—1.5%
Argentine Republic Government International Bond 8.280%, 12/31/33	$1,402	$1,486

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,259)		1,486

MORTGAGED-BACKED SECURITIES—4.3%

Non-Agency—4.3%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	$1,000	1,034
Chase Mortgage Trust 2016-2, M2 144A 3.750%, 12/25/45(2)(3)	412	412
JPMBB Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	900	938
Morgan Stanley Capital I Trust 07-IQ16, A4 5.809%, 12/12/49	929	941
VOLT XLVIII LLC 16-NPL8, A1 144A 3.500%, 7/25/46(2)(3)	937	934

		4,259

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $4,342)		4,259

CORPORATE BONDS—43.5%

Consumer Discretionary—14.1%
Aramark Services, Inc. 144A 5.125%, 1/15/24(2)	565	592
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17(4)	984	1,075
10.000%, 12/15/18(4)	2,000	1,538
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	3,000	3,247
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(2)	1,000	1,019

	PAR VALUE	VALUE

Consumer Discretionary—continued
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	$500	$503
iHeart Communication Escrow 14.000%, 2/1/21	515	—	(5)
iHeartCommunications, Inc. 10.000%, 1/15/18	500	394
9.000%, 12/15/19	1,000	841
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 14.000%, 2/1/21(6)	515	196
LBI Media, Inc. 144A 10.000%, 4/15/19(2)	3,000	2,962
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(2)	1,500	1,609

		13,976

Consumer Staples—1.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(2)	500	511
Post Holdings, Inc. 144A 5.000%, 8/15/26(2)	960	931

		1,442

Energy—5.3%
Callon Petroleum Co. 144A 6.125%, 10/1/24(2)	140	149
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(2)	120	134
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	2,359	2,548
Diamond Offshore Drilling, Inc. 4.875%, 11/1/43	250	184
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/20	495	506
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 8.000%, 11/29/24(2)	60	65

	PAR VALUE	VALUE

Energy—continued
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/20(7)	$2,000	$1,035
Transocean, Inc. 144A 9.000%, 7/15/23(2)	170	182
Weatherford International, Ltd. 144A 9.875%, 2/15/24(2)	415	449

		5,252

Financials—2.9%
Lehman Brothers Holdings, Inc. 0.000%(7)	20,000	1,673
0.000%(3)(7)	10,000	618
0.000%(7)	10,000	617

		2,908

Health Care—0.7%
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(2)	200	172
Tenet Healthcare Corp. 4.463%, 6/15/20(3)	485	493

		665

Industrials—1.0%
GATX Corp. 3.250%, 9/15/26	40	38
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,006

		1,044

Information Technology—7.2%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	465	484
Blackboard, Inc. 144A 9.750%, 10/15/21(2)	155	159
Corporate Risk Holdings, LLC 144A 9.500%, 7/1/19(2)	3,731	3,918
First Data Corp. 144A 5.375%, 8/15/23(2)	460	475
Nortel Networks, Ltd. 10.750%, 7/15/16(7)	2,000	2,057

		7,093

Materials—5.9%
Cliffs Natural Resources, Inc. 144A 8.250%, 3/31/20(2)	1,000	1,088

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Materials—continued
Hexion, Inc. 6.625%, 4/15/20	$1,000	$937
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	375	313
Momentive Performance Materials, Inc. 3.880%, 10/24/21	2,000	1,950
4.690%, 4/24/22	1,000	885
Novelis Corp. 144A 5.875%, 9/30/26(2)	215	220
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(2)	350	359
Vale Overseas, Ltd. 5.875%, 6/10/21	95	102

		5,854

Telecommunication Services—1.6%
Level 3 Communications, Inc. 5.750%, 12/1/22	500	519
Sprint Capital Corp. 6.875%, 11/15/28	1,000	1,032

		1,551

Utilities—3.3%
Calpine Corp. 5.750%, 1/15/25	1,000	985
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000%, 12/1/20(7)	3,000	720
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 144A 11.250%, 12/1/18(2)(7)	2,000	1,515

		3,220

TOTAL CORPORATE BONDS
(Identified Cost $40,608)		43,005

CONVERTIBLE BONDS—3.3%

Energy—1.3%
Cheniere Energy, Inc. 4.250%, 3/15/45	2,000	1,316

	PAR VALUE	VALUE

Information Technology—2.0%
Nortel Networks Corp. 0.000%, 4/15/34(7)	$2,000	$1,955

TOTAL CONVERTIBLE BONDS
(Identified Cost $2,772)		3,271

LOAN AGREEMENTS—24.4%

Consumer Discretionary—4.3%
Affinion Group, Inc., Tranche B Term Loan 6.750%, 4/30/18	496	496
Boyd Gaming Corp., Term Loan B-2 3.776%, 9/15/23	194	196
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-5 0.000%, 6/1/17(8)	1,270	1,414
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan E-1 3.020%, 7/1/20	1,985	1,991
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan I-1 3.030%, 1/15/24	118	119

		4,216

Consumer Staples—0.6%
Albertson’s LLC, 2016-2 B-5 Term Loan 4.247%, 12/21/22	488	492
Prestige Brands, Inc., Term Loan B-4 0.000%, 1/26/24(9)	130	132

		624

Energy—2.0%
CITGO Petroleum Corp., Term Loan B 4.500%, 7/29/21	1,987	1,992

Health Care—0.1%
MPH Acquisition Holdings LLC 5.000%, 6/7/23	65	66

	PAR VALUE	VALUE

Industrials—4.2%
American Airlines, Inc., Term Loan B 3.276%, 4/28/23	$936	$943
Brickman Group, Ltd. LLC, The, First Lien 4.000%, 12/18/20	987	993
Navistar, Inc., Tranche Term Loan B 6.500%, 8/7/20	199	202
TransDigm, Inc., Tranche Term Loan E 3.888%, 5/14/22	1,986	1,983

		4,121

Information Technology—3.4%
Avaya, Inc. 0.000%, 1/23/18(9)	830	857
First Data Corp. 3.775%, 3/24/21	2,494	2,512

		3,369

Materials—1.1%
PQ Corp. 5.289%, 11/4/22	100	101
W.R. Grace & Co., U.S. Term Loan 2.881%, 2/3/21	1,000	1,009

		1,110

Real Estate—2.0%
Realogy Group LLC (fka Realogy Corporation) 2.766%, 10/23/20	1,924	1,929

Telecommunication Services—1.6%
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan 13.500%, 12/7/20	2,140	1,621

Utilities—5.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/30/17(4)	4,000	4,028

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

Utilities—continued
Tex Operations Co. LLC 5.000%, 8/4/23	$748		$752
5.000%, 8/4/23	170		171
4.017%, 12/14/23	87		88

			5,039

TOTAL LOAN AGREEMENTS
(Identified Cost $23,822)			24,087

	SHARES

CLAIMS—0.3%

Financials—0.3%
Lehman Brothers Trade Claim(7)	100		329

TOTAL CLAIMS
(Identified Cost $240)			329

PREFERRED STOCK—1.7%

Financials—1.7%
Federal Home Loan Mortgage Corp. 8.375%(3)	131,500		1,164
KeyCorp 5.000%(3)	475	(10)	452

			1,616

TOTAL PREFERRED STOCK
(Identified Cost $956)			1,616

COMMON STOCKS—0.1%

Energy—0.1%
Cheniere Energy, Inc.(11)	1,000		48

TOTAL COMMON STOCKS
(Identified Cost $32)			48

RIGHTS—0.2%

Energy—0.2%
Linn Energy Finance, Corp.(11)	17,947		215

TOTAL RIGHTS
(Identified Cost $216)			215

TOTAL LONG TERM INVESTMENTS — 79.3%
(Identified Cost $74,247)			78,316

	SHARES	VALUE

SHORT-TERM INVESTMENTS—18.5%

Money Market Mutual Funds—18.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.470%)(12)	18,300,099	$18,300

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,300)		18,300

TOTAL INVESTMENTS — 97.8%
(Identified Cost $92,547)		$96,616	(1)

TOTAL INVESTMENTS — 97.8%
(Identified Cost $92,547)		$96,616
Other assets and liabilities, net — 2.2%		2,195

NET ASSETS — 100.0%		$98,811

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2017, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to a value of $21,437 or 21.7% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2017.
(4)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(5)	Amount is less than $500.
(6)	14% of the income received was in cash and 86% in PIK.
(7)	Security in default, no interest payments are being received.
(8)	Security in default; this loan will settle after January 31, 2017, at which time a portion of the interest rate to be received will be known.
(9)	This loan will settle after January 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	Amount shown is par value.
(11)	Non-income producing.
(12)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind

Country Weightings (Unaudited)†
United States	94%
Canada	4
Argentina	2
Total	100%
†% of total investments as of January 31, 2017.

The following table provides a summary of input used to value the Fund’s investment as of January 31, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at January 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$1,486	$—	$1,486	$—
Mortgage-Backed Securities	4,259	—	4,259	—
Corporate Bonds	43,005	—	43,005	—
Convertible Bonds	3,271	—	3,271	—
Loan Agreements	24,087	—	24,087	—
Claims	329	—	329	—
Preferred Stocks	1,616	1,164	452	—
Common Stocks	48	48	—
Rights	215	—	—	215
Short-Term Investments	18,300	18,300	—	—

Total Assets	$96,616	$19,512	$76,889	$215

There were no transfers between Level 1 and Level 2 related to securities held as of January 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

Rights
Investments in Securities
Balance as of October 31, 2016	$ —
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	215
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers from Level 3	—
Paydowns	—

Balance as of January 31, 2017	$215

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—59.2%
Non-Agency—59.2%
United States Treasury Bill
0.509%, 2/2/17	$12,000		$12,000
0.498%, 2/9/17	12,000		11,999
0.445%, 2/16/17	12,000		11,998
0.465%, 2/23/17	12,000		11,997
United States Treasury Inflation Indexed Bonds
0.625%, 1/15/26(2)	11,400		11,811
0.125%, 7/15/26(2)	16,400		16,154

			75,959

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $76,428)			75,959

FOREIGN GOVERNMENT SECURITIES—9.4%
Indonesia Treasury Bond
8.250%, 7/15/21	71,936,000	IDR	5,544
8.375%, 9/15/26	6,300,000	IDR	496
South Africa Government Bond
10.500%, 12/21/26	41,131	ZAR	3,385
Turkey Government International Bond
5.625%, 3/30/21	867		894
5.125%, 3/25/22	204		204
6.250%, 9/26/22	1,528		1,602

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $11,974)			12,125

	SHARES	VALUE

COMMON STOCKS—5.0%

Energy—3.9%
BP PLC	106,143	$631
Chevron Corp.	5,448	607
Eni SpA	43,537	668
Exxon Mobil Corp.	7,089	595
Occidental Petroleum Corp.	9,149	620
Royal Dutch Shell PLC Class A	23,873	645
Schlumberger Ltd.	7,618	638
Total SA	12,994	654

		5,058

Materials—1.1%
BHP Billiton PLC	37,575	679
Rio Tinto PLC	16,100	707

		1,386

TOTAL COMMON STOCKS
(Identified Cost $6,134)		6,444

EXCHANGE-TRADED FUNDS—5.9%

Exchange Traded Funds—5.9%
iShares MSCI Emerging Markets Small-Cap ETF(3)	43,900	1,870
SPDR S&P Emerging Markets SmallCap ETF(3)	133,628	5,659

		7,529

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $7,032)		7,529

	CONTRACTS
PURCHASED OPTIONS—2.5%

Call Options—2.5%
Call USD 1,000 versus Put JPY 102,500 Expiring 02/17/21 Strike price $102.50(4)	10,000	85
Call USD 1,000 versus Put JPY 106,760 Expiring 01/28/21 Strike price $106.76(4)	10,000	69
Call USD 1,000 versus Put JPY 92,420 Expiring 07/02/21 Strike price $92.42(4)	10,000	133

	CONTRACTS	VALUE

Call Options—continued
Call USD 1,000 versus Put ZAR 3,920 Expiring 02/16/18 Strike price $3.92(4)	10,000	$ 8
Call USD 1,000 versus Put ZAR 3,929 Expiring 01/31/18 Strike price $3.93(4)	10,000	7
Call USD 200 versus Put ZAR 777 Expiring 05/29/18 Strike price $3.89(4)	2,000	3
Call USD 270 versus Put JPY 29,192 Expiring 10/13/20 Strike price $108.12(4)	2,700	17
Call USD 32,400 versus Put CNY 228,096 Expiring 10/13/17 Strike price $7.04(4)	324,000	774
Call USD 400 versus Put JPY 42,360 Expiring 01/06/21 Strike price $105.90(4)	4,000	29
Call USD 400 versus Put ZAR 1,572 Expiring 01/10/18 Strike price $3.93(4)	4,000	3
Call USD 5,100 versus Put JPY 551,718 Expiring 10/02/20 Strike price $108.18(4)	51,000	327
Call USD 5,450 versus Put ZAR 20,983 Expiring 11/15/17 Strike price $3.85(4)	54,500	31
Call USD 550 versus Put ZAR 2,176 Expiring 01/29/18 Strike price $3.96(4)	5,500	4
Call USD 650 versus Put JPY 64,448 Expiring 04/29/21 Strike price $99.15(4)	6,500	64
Call USD 650 versus Put ZAR 2,494 Expiring 04/30/18 Strike price $3.84(4)	6,500	9
Call USD 650 versus Put ZAR 2,524 Expiring 11/22/17 Strike price $3.88(4)	6,500	4

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Call Options—continued
Call USD 700 versus Put JPY 70,280 Expiring 03/12/21 Strike price $100.40(4)	7,000	$66
Call USD 700 versus Put JPY 70,350 Expiring 02/26/21 Strike price $100.50(4)	7,000	66
Call USD 700 versus Put JPY 76,216 Expiring 11/19/20 Strike price $108.88(4)	7,000	43
Call USD 700 versus Put ZAR 2,695 Expiring 03/14/18 Strike price $3.85(4)	7,000	7
Call USD 700 versus Put ZAR 2,723 Expiring 02/28/18 Strike price $3.89(4)	7,000	7
Call USD 740 versus Put JPY 78,292 Expiring 01/19/21 Strike price $105.80(4)	7,400	54
Call USD 750 versus Put JPY 79,838 Expiring 01/27/21 Strike price $106.45(4)	7,500	53
Call USD 800 versus Put ZAR 3,104 Expiring 07/09/18 Strike price $3.88(4)	8,000	13
Call USD 900 versus Put ZAR 3,555 Expiring 01/24/18 Strike price $3.95(4)	9,000	6
Euro Stoxx 50 Expiring 12/20/19 Strike price $3,800.00(4)	925	1,188
S&P 500 Index Expiring 06/30/17 Strike price $2,500.00(4)	230	83

		3,153

Put Options—0.0%
KOSPI 200 Index Expiring 03/09/17 Strike price $250.00(4)	5,300	9

	CONTRACTS	VALUE

Put Options—continued
KOSPI 200 Index Expiring 06/08/17 Strike price $255.00	500	$7

		16

TOTAL PURCHASED OPTIONS (Identified Cost $3,776)		3,169

PURCHASED SWAPTIONS—1.2%

Call Swaptions—0.1%
15-Year USD Interest Rate Swap Expiring 02/24/31 Strike price $1.00(4)	750	202
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $1.00(4)	2,000	(32)

		170

Put Swaptions—1.1%
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85(4)	1,000	449
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60(4)	320	163
30-Year GBP Interest Rate Swap Expiring 10/14/30 Strike price $3.60(4)	30	15
15-Year USD Interest Rate Swap Expiring 11/20/30 Strike price $3.85(4)	220	98
30-Year GBP Interest Rate Swap Expiring 11/20/30 Strike price $3.60(4)	50	25
15-Year GBP Interest Rate Swap Expiring 01/20/31 Strike price $3.60(4)	120	61
15-Year USD Interest Rate Swap Expiring 01/21/31 Strike price $3.85(4)	260	116
15-Year GBP Interest Rate Swap Expiring 01/28/31 Strike price $3.60(4)	80	51
15-Year USD Interest Rate Swap Expiring 01/28/31 Strike price $3.85(4)	220	98

	CONTRACTS	VALUE

Put Swaptions—continued
15-Year USD Interest Rate Swap Expiring 02/05/31 Strike price $3.85(4)	250	$111
15-Year GBP Interest Rate Swap Expiring 02/18/31 Strike price $3.60(4)	200	101
15-Year USD Interest Rate Swap Expiring 03/03/31 Strike price $3.85(4)	190	84
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $3.85(4)	2,600	9
15-Year USD Interest Rate Swap Expiring 08/18/31 Strike price $3.85(4)	1,500	15
15-Year USD Interest Rate Swap Expiring 08/18/31 Strike price $1.00(4)	1,300	(34)

		1,362

TOTAL PURCHASED SWAPTIONS (Identified Cost $1,951)		1,532

TOTAL LONG TERM INVESTMENTS — 83.2%
(Identified Cost $107,295)		106,758

	SHARES

SHORT-TERM INVESTMENTS—12.1%

Money Market Mutual Funds—12.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.470%)(3)	15,558,900	15,559

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,559)		15,559

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 95.3%
(Identified Cost $122,854)		122,317	(1)

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

CONTRACTS		VALUE

WRITTEN OPTIONS—(0.2)%

Call Options—(0.2)%
Call USD versus 32,400 Put CNY 245,916 Expiring 10/13/17 Strike price $7.59(4)	(324,000)	$(255)
S&P 500 Index Expiring 06/30/17 Strike price $2,600.00(4)	(230)	(22)

		(277)

TOTAL WRITTEN OPTIONS (Proceeds $(283))		(277	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 95.1% (Identified Cost $122,571)		$122,040
Other assets and liabilities, net — 4.9%		6,246

NET ASSETS — 100.0%		$128,286

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2017, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(4)	Strike price not reported in thousands.

Abbreviations:
ETF	Exchange Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	84%
Indonesia	5
South Africa	3
United Kingdom	3
Turkey	2
France	1
Germany	1
Italy	1
Total	100%
†% of total investments, net of written options, as of January 31, 2017.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Futures contracts as of January 31, 2017 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Future	March 2017	(73)	$ (2,549)	$ 42
Euro STOXX Bank Index SX7E Future	March 2017	400	2,552	(73)
FTSE 100 Index Future	March 2017	72	6,382	184
MSCI Emerging Markets Index Future	March 2017	66	2,645	28
Russell UK Mid 150 Index Future	March 2017	(152)	(6,467)	(226)
S&P 500 E-Mini Future	March 2017	17	1,933	7
TPX Banks Index Future	March 2017	152	2,559	13
U.S. 10-Year Ultra Future	March 2017	(214)	(28,709)	111

Total				$ 86

Forward foreign currency exchange contracts as of January 31, 2017 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR*	1,000	USD	1,077	Citibank	3/15/17	$ 5
GBP*	51	USD	64	Goldman Sachs & Co.	3/15/17	— (a)
INR*	496,546	USD	7,300	BNP Paribas	3/15/17	(22)
NZD*	6,459	USD	4,600	Citibank	3/15/17	133
USD*	1,410	IDR	19,531,233	BNP Paribas	2/14/17	(51)
USD*	1,281	IDR	17,933,787	BNP Paribas	2/14/17	(60)
USD*	7,500	CAD	9,838	Goldman Sachs & Co.	3/15/17	(63)
USD*	3,000	CAD	3,935	Goldman Sachs & Co.	3/15/17	(25)
USD*	2,075	EUR	1,953	Citibank	3/15/17	(37)
USD*	1,104	EUR	1,039	Citibank	3/15/17	(20)
USD*	684	EUR	644	Citibank	3/15/17	(12)
USD*	191	EUR	179	Societe Generale	3/15/17	(3)
USD*	56	EUR	53	Goldman Sachs & Co.	3/15/17	(1)
USD*	1,902	GBP	1,505	Citibank	3/15/17	6
USD*	632	GBP	500	Citibank	3/15/17	2
USD*	123	GBP	100	Citibank	3/15/17	(3)
USD*	76	GBP	60	Societe Generale	3/15/17	1
USD*	8,600	KRW	10,033,190	BNP Paribas	3/15/17	(37)
USD*	4,600	NZD	6,437	Societe Generale	3/15/17	(117)
USD*	15	NZD	22	Nomura Global Financial Products, Inc.	3/15/17	— (a)
USD*	5,601	ZAR	78,900	Societe Generale	3/15/17	(211)
ZAR*	20,418	USD	1,479	Societe Generale	3/15/17	25
ZAR*	10,317	USD	723	Societe Generale	3/15/17	37
ZAR*	9,097	USD	659	Societe Generale	3/15/17	12
ZAR*	8,751	USD	622	Societe Generale	3/15/17	22
ZAR*	8,143	USD	589	Societe Generale	3/15/17	10
ZAR*	7,500	USD	527	Societe Generale	3/15/17	25
ZAR*	4,600	USD	324	Societe Generale	3/15/17	14
ZAR*	4,353	USD	314	Societe Generale	3/15/17	7
ZAR*	3,457	USD	249	Societe Generale	3/15/17	5
ZAR*	2,264	USD	164	Societe Generale	3/15/17	3

Total						$(355)

Footnote Legend:

(a) Amount is less than $500.

* Non deliverable forward. See Notes to Schedules of Investments.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Centrally Cleared credit default swap- buy protection(1) outstanding as of January 31, 2017 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

iTraxx Europe	JPMorgan Chase Bank N.A.	1%	12/20/21	8,575	EUR	$(53)	$13	$(66)

Total						$(53)	$13	$(66)

Centrally Cleared credit default swaps- sell protection(3) outstanding as of January 31, 2017 were as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	12/20/21	11,870	USD	$819	$482	$337
iTraxx Europe	JPMorgan Chase Bank N.A.	1%	12/20/21	8,125	EUR	122	116	6

Total						$941	$598	$343

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*
iTraxx Europe(4)	8,125 EUR	$ —
CDX North America High-Yield Index(5)	11,870 USD	$ —

*	The Fund has no amounts recoverable from related purchased protection by counterparties. In addition, the Fund has no recourse provisions under the credit derivatives and has pledged collateral which can offset or reduce potential payments under a triggering event.

    (4)The index trades 3,5,7 and 10- year maturities and is comprised of 125 equally-weighted liquid European names with investment grade credit ratings.

    (5)The index can trade credit index tranches, options and first-to-default baskets and is comprised of 100 liquid North American entities with high yield credit ratings.

The current status as of January 31, 2017 is that the payment/performance risk is properly reflected in the market value of the credit default swap and there is remote risk of default at the time of the financial statements.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Over-the-counter inflation swaps outstanding as of January 31, 2017 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.216%	3-Month-USCPI	Nomura Global Financial Products, Inc.	1/25/22	12,800	USD	$(19)		$ —	$(19)
2.263%	3-Month-USCPI	Nomura Global Financial Products, Inc.	1/31/22	13,000	USD	11		—	11

Total						$(8)		$ —	$(8)

Centrally cleared interest rate swaps outstanding as of January 31, 2017 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.695%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	9/13/19	42,229	AUD	$(228)		$ —	$(228)
2.050%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	11/14/19	41,000	AUD	(38)		—	(38)
2.017%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/31/22	13,500	USD	(25)		—	(25)
1.966%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/25/22	13,360	USD	4		—	4
2.333%(b)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	9/13/27	9,099	AUD	456		—	456
2.862%(b)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	11/14/27	8,900	AUD	150		—	150
2.181%(b)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	12/14/19	6,197	AUD	4		—	4
1.820%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	12/15/19	5,600	USD	(8)		—	(8)
1.300%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/23/19	5,100	USD	(35)		—	(35)
3.141%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	12/14/27	2,400	AUD	(2)		—	(2)
2.220%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	12/15/22	2,300	USD	1		—	1
2.251%(b)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	1/11/20	2,100	AUD	3		—	3
1.895%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/12/20	1,796	USD	(1)		—	(1)
1.550%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/23/22	1,000	USD	25		—	25
2.170%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/12/23	740	USD	3		—	3
3.065%(b)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	1/11/28	460	AUD	2		—	2
1.100%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/19	88,000	USD	(863)		—	(863)
1.419%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/22	37,500	USD	1,126		—	1,126

Total						$574		$ —	$574

Footnote Legend: (a) Fund pays the floating rate and receives the fixed rate. (b) Fund pays the fixed rate and receives the floating rate.
Over-the-counter interest rate swaps outstanding as of January 31, 2017 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.290%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	9/19/19	35,000,000	KRW	$(181)		$ —	$(181)
1.420%(b)	3-Month-CD-KSDA	Goldman Sachs & Co.	9/19/27	7,125,000	KRW	283		—	283
1.565%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/15/19	7,220,494	KRW	(8)		—	(8)
1.590%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	1/12/20	6,710,553	KRW	(5)		—	(5)
1.600%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	11/23/19	2,400,000	KRW	(1)		—	(1)
1.625%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/14/19	13,950,000	KRW	(1)		—	(1)
1.625%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/14/19	2,079,506	KRW	—	(a)	—	— (a)
1.680%(b)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/13/19	14,250,000	KRW	12		—	12
1.913%(b)	3-Month-CD-KSDA	Goldman Sachs & Co.	11/23/27	500,000	KRW	1		—	1
1.925%(b)	3-Month-CD-KSDA	Goldman Sachs & Co.	1/12/28	1,389,600	KRW	3		—	3
1.945%(b)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/15/27	1,451,783	KRW	—	(a)	—	— (a)
1.970%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/14/27	2,854,800	KRW	(5)		—	(5)
1.970%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/14/27	451,417	KRW	(1)		—	(1)
2.018%(a)	3-Month-CD-KSDA	Goldman Sachs & Co.	12/13/27	3,042,000	KRW	(17)		—	(17)
2.509%(a)	3-Month-TELBORO	BNP Paribas	9/17/26	16,800	ILS	(125)		—	(125)

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.522%(a)	3-Month-TELBORO	BNP Paribas	9/17/26	7,350	ILS	$(53)	$ —	$(53)
2.528%(a)	3-Month-TELBORO	BNP Paribas	9/17/26	7,192	ILS	(52)	—	(52)
2.555%(a)	3-Month-TELBORO	Citibank	9/16/26	3,675	ILS	(25)	—	(25)
2.570%(a)	3-Month-TELBORO	Citibank	9/14/26	17,482	ILS	(117)	—	(117)

Total						$(292)	$ —	$(292)

Footnote Legend:

(a)	Amount is less than $500.

(a)	Fund pays the floating rate and receives the fixed rate.

(b)	Fund pays the fixed rate and receives the floating rate.

Over-the-counter volatility swaps outstanding as of January 31, 2017 were as follows:

Reference Entity	Strike Price	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

DJ Euro Stoxx 50(a)(b)	$26.91	BNP Paribas	2/23/17	105	EUR	$(311)	$ —	$(311)
DJ Euro Stoxx 50(a)(b)	27.25	Societe Generale	2/23/17	82	EUR	(267)	—	(267)
DJ Euro Stoxx 50(a)(b)	27.70	Societe Generale	2/23/17	52	EUR	(210)	—	(210)
DJ Euro Stoxx 50(b)(c)	25.38	BNP Paribas	12/17/17	51	EUR	185	—	185
DJ Euro Stoxx 50(b)(c)	25.63	Societe Generale	2/23/17	39	EUR	150	—	150
DJ Euro Stoxx 50(a)(b)	28.20	Societe Generale	12/21/18	35	EUR	(174)	—	(174)
DJ Euro Stoxx 50(b)(c)	26.62	Societe Generale	12/15/17	26	EUR	139	—	139
EUR/JPY	11.85	BNP Paribas	2/23/17	24	USD	6	—	6
USD/JPY	12.40	BNP Paribas	2/23/17	22	USD	1	—	1
DJ Euro Stoxx 50(a)(b)	26.93	Societe Generale	12/15/17	19	EUR	116	—	116
EUR/JPY	12.15	Societe Generale	9/22/17	13	EUR	(7)	—	(7)
S&P 500 Composite Stock Price Index(b)(c)	22.25	BNP Paribas	12/18/17	10	USD	55	—	55
DJ Euro Stoxx 50(a)(b)	24.25	BNP Paribas	12/15/17	9	EUR	(18)	—	(18)
EUR/JPY	12.30	Goldman Sachs & Co.	9/26/17	(6)	EUR	(4)	—	(4)
USD/JPY	11.15	Goldman Sachs & Co.	9/26/17	(6)	USD	(10)	—	(10)
EUR/JPY	12.75	Goldman Sachs & Co.	2/23/17	(12)	EUR	(9)	—	(9)
EUR/JPY	12.65	Societe Generale	10/05/17	(13)	EUR	(13)	—	(13)
USD/JPY	11.60	Goldman Sachs & Co.	2/23/17	(13)	USD	(19)	—	(19)
USD/JPY	10.95	Societe Generale	9/22/17	(14)	USD	(26)	—	(26)
USD/JPY	11.45	Societe Generale	10/05/17	(14)	USD	(20)	—	(20)
EUR/JPY	13.05	BNP Paribas	2/23/17	(21)	EUR	(10)	—	(10)
EUR/JPY	12.83	BNP Paribas	2/23/17	(22)	EUR	(13)	—	(13)
USD/JPY	12.15	BNP Paribas	2/23/17	(23)	USD	(19)	—	(19)
USD/JPY	11.20	BNP Paribas	2/23/17	(26)	USD	(48)	—	(48)

Total						$(526)	$ —	$(526)

Footnote Legend:

(a)	Fund pays the fixed strike price and receives the variance payment.
(b)	Variance Swap
(c)	Fund pays the variance payment and receives the fixed strike price.

Over-the-counter total return swaps outstanding as of January 31, 2017 were as follows:

Reference Entity	Floating Rate(a)	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/25/17	1,359	USD	$ (39)	$ —	$ (39)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/25/17	1,321	USD	(37)	—	(37)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/25/17	309	USD	(9)	—	(9)
Total						$ (85)	$ —	$ (85)

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

Over-the-counter total return basket swaps(a) outstanding at January 31, 2017 were as follows:

Counterparty	Description	Notional	Termination Date	Value
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ’Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	1,378 USD	6/09/17	$92
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ’Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	1,441 USD	6/09/17	96
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ’Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	205 USD	6/09/17	14

				$202

Footnote Legend:

(a)Net payment made at reset date.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2017 (See Security Valuation Note 1A in the See Notes to Schedule of Investments.):

	Total Value at January 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 75,959	$ —	$ 75,959
Foreign Government Securities	12,125	—	12,125
Equity Securities:
Common Stocks	6,444	6,444	—
Exchange-Traded Funds	7,529	7,529	—
Purchased Options	3,169	1,271	1,898
Purchased Swaptions	1,598	—	1,598
Short-Term Investments	15,559	15,559	—
Futures Contracts	385	385	—
Foreign Currency Exchange Contracts	307	—	307
Centrally Cleared Credit Default Swaps	941	—	941
Over-the-Counter Inflation Swaps	11	—	11
Centrally Cleared Interest Rate Swaps	1,774	—	1,774
Over-the-Counter Interest Rate Swaps	299	—	299
Over-the-Counter Volatility Swaps	652	—	652
Over-the-Counter Basket Swaps	202	—	202

Total Assets	126,954	31,188	95,766

Liabilities:
Purchased Swaptions	(66)	—	(66)
Written Options	(277)	(22)	(255)
Futures Contracts	(299)	(299)	—
Foreign Currency Exchange Contracts	(662)	—	(662)
Centrally Cleared Credit Default Swaps	(53)	—	(53)
Over-the-Counter Inflation Swaps	(19)	—	(19)
Centrally Cleared Interest Rate Swaps	(1,200)	—	(1,200)
Over-the-Counter Interest Rate Swaps	(591)	—	(591)
Over-the-Counter Volatility Swaps	(1,178)	—	(1,178)
Over-the-Counter Total Return Swaps	(85)	—	(85)

Total Liabilities	$ (4,430)	$ (321)	$ (4,109)

There were no transfers between Level 1 and Level 2 related to securities held at January 31, 2017.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—96.6%

Diversified—17.4%
Enterprise Products Partners LP	4,000	$ 113
Kinder Morgan, Inc.	14,000	313
MPLX LP	2,671	101
ONEOK, Inc.	3,600	198
Williams Cos, Inc. (The)	10,000	289

		1,014

Downstream/Other—9.8%
Cheniere Energy Partners LP Holdings LLC	5,000	114
Cheniere Energy, Inc.(2)	2,800	134
Marathon Petroleum Corp.	2,800	135
Smart Sand, Inc.(2)	4,500	78
Tesoro Corp.	1,400	113

		574

Electric, LDC & Power—3.7%
NextEra Energy Partners LP	2,900	91
NextEra Energy, Inc.	1,000	124

		215

Exchange Traded Funds—2.4%
JPMorgan Alerian MLP Index ETN(3)	4,200	139

Gathering/Processing—17.2%
Antero Midstream Partners LP	2,300	77
Crestwood Equity Partners LP	2,800	77
EnLink Midstream LLC	10,000	173
EQT GP Holdings LP	2,600	72
Rice Midstream Partners LP	7,200	176
Targa Resources Corp.	6,300	363
Western Gas Equity Partners LP	1,400	63

		1,001

Marine Shipping—6.4%
Gaslog Partners LP	6,500	149
Golar LNG Ltd.	5,500	142
Knot Offshore Partners LP	3,700	81

		372

	SHARES	VALUE

Natural Gas Pipelines—10.6%
Boardwalk Pipeline Partners LP	4,400	$ 81
Energy Transfer Partners LP	2,800	107
Tallgrass Energy GP LP	10,700	288
TransCanada Corp.	3,000	142

		618

Petroleum Transportation & Storage—24.1%
Enbridge Energy Management LLC(2)	4,575	86
Enbridge, Inc.	4,800	205
Genesis Energy LP	2,300	83
Magellan Midstream Partners LP	800	64
Phillips 66 Partners LP	1,800	101
Plains GP Holdings LP Class A	7,434	241
SemGroup Corp. Class A	4,700	187
Shell Midstream Partners LP	2,200	71
Sunoco Logistics Partners LP	4,100	105
Valero Energy Partners LP	2,300	111
VTTI Energy Partners LP	8,200	152

		1,406

Upstream—5.0%
Anadarko Petroleum Corp.(2)	1,800	125
Devon Energy Corp.	2,300	105
Rice Energy, Inc.(2)	3,000	59

		289

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $5,067)		5,628

TOTAL LONG TERM INVESTMENTS — 96.6%
(Identified Cost $5,067)		5,628

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.470%)(3)	130,733	$ 131

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $131)		131

TOTAL INVESTMENTS — 98.9%
(Identified Cost $5,198)		$5,759	(1)

Other assets and liabilities, net — 1.1%		66

NET ASSETS — 100.0%		$5,825

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2017, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	85%
Canada	6
United Kingdom	4
Monaco	3
Bermuda	2
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	31%
Embedded General Partners	22
Pure Play General Partner	17
Major Midstream Companies	9
MLP Affiliates & Other	9
Foreign LP	7
Cash & Other	5
Total	100%

† % of total investments, as of January 31, 2017.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products. Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity. Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at January 31, 2017	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$5,628	$5,628
Short-Term Investments	131	131

Total Assets	$5,759	$5,759

There were no transfers between Level 1 and Level 2 related to securities held at January 31, 2017.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—6.9%
Argentine Republic Government International Bond 8.280%, 12/31/33	$84	$89
Argentine Republic Government International Bond 144A 5.625%, 1/26/22(2)	110	110
7.500%, 4/22/26(2)	150	157
7.125%, 7/6/36(2)	150	142
Bahrain Government International Bond 144A 7.000%, 10/12/28(2)	200	206
Dominican Republic International Bond 144A 6.875%, 1/29/26(2)	100	107
El Salvador Government International Bond 144A 6.375%, 1/18/27(2)	125	110
Jordan Government International Bond 144A 5.750%, 1/31/27(2)	200	191
Mexico Government International Bond 4.750%, 3/8/44	66	60
Oman Government International Bond 144A 4.750%, 6/15/26(2)	200	192
Provincia de Buenos Aires/Argentina 144A 9.125%, 3/16/24(2)	150	164
Saudi Government International Bond 144A 3.250%, 10/26/26(2)	210	200
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(2)	200	207
Turkey Government International Bond 4.875%, 10/9/26	200	187

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $2,147)		2,122

	PAR VALUE	VALUE

MUNICIPAL BONDS—1.2%

California—0.9%
State of California 7.600%, 11/1/40	$180	$268

Illinois—0.3%
State of Illinois, Series A 5.000%, 6/1/19	100	104

TOTAL MUNICIPAL BONDS
(Identified Cost $395)		372

MORTGAGED-BACKED SECURITIES—12.8%

Agency—1.9%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(2)	280	292
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(2)	100	104
AMSR Trust 16-SFR1, D 144A 3.168%, 11/17/33(2)(3)	100	100
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	24	23
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	26	26
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	43	43

Non-Agency—10.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 4.690%, 6/25/33(3)	100	96
Banc of America Funding Trust 04-D, 5A1 3.499%, 1/25/35(3)	88	82
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	96	97

	PAR VALUE	VALUE

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(2)	$100	$102
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	100
Bear Stearns ARM Trust 2004-9, 22A1 3.562%, 11/25/34(3)	94	94
Chase Mortgage Trust 2016-1, M2 144A 3.750%, 4/25/45(2)(3)	83	83
Chase Mortgage Trust 2016-2, M2 144A 3.750%, 12/25/45(2)(3)	90	90
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	33	35
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.915%, 8/25/34(3)	12	12
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(3)	100	94
CSMC Mortgage-Backed Trust 06-8, 3A1 6.000%, 10/25/21	30	28
DBUBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	200	206
GMACM Mortgage Loan Trust 03-AR1, A5 3.787%, 10/19/33(3)	76	77
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	65	57
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(3)	80	80

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Non-Agency—continued
JP Morgan Mortgage Trust 14-1, 2A2 144A 3.500%, 1/25/44(2)(3)	$75	$76
JP Morgan Mortgage Trust 2015-4, 1A4 144A 3.500%, 6/25/45(2)(3)	71	71
JP Morgan Mortgage Trust 2016-1, A3 144A 3.500%, 5/25/46(2)	97	97
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.407%, 2/25/35(3)	122	112
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	99	97
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(2)	45	47
Morgan Stanley Bank of America Merrill Lynch Trust 15-C26, C 4.411%, 10/15/48(3)	100	99
Morgan Stanley Capital I Trust 07-IQ14, AM 5.707%, 4/15/49(3)	105	103
NAAC Reperforming Loan REMIC Trust Certificates 04-R3, A1 144A 6.500%, 2/25/35(2)	89	87
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	87	90
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(2)	114	118
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	202	202
Sequoia Mortgage Trust 2014-4, A6 144A 3.500%, 11/25/44(2)(3)	85	85

	PAR VALUE	VALUE

Non-Agency—continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 3.341%, 11/25/33(3)	$67	$66
Towd Point Mortgage Trust 2015-1, A2 144A 3.250%,10/25/53(2)(3)	100	98
Towd Point Mortgage Trust 2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	205	203
Towd Point Mortgage Trust 2015-5, A2 144A 3.500%, 5/25/55(2)(3)	100	100
Towd Point Mortgage Trust 2015-6, M1 144A 3.750%, 4/25/55(2)(3)	100	98
VOLT XXIX LLC 14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	108	108
VOLT XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	58	58

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $3,938)		3,936

ASSET-BACKED SECURITIES—7.4%
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(2)	250	250
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(2)	100	99
Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(2)	90	89
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(2)	100	101
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(2)	65	66

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—continued
Drive Auto Receivables Trust 16-CA, C 144A 3.020%, 11/15/21(2)	$75	$76
DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(2)	85	86
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(2)	90	90
Exeter Automobile Receivables Trust 14-2A, C 144A 3.260%, 12/16/19(2)	100	101
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(2)	125	130
Exeter Automobile Receivables Trust 15-1A, C 144A 4.100%, 12/15/20(2)	125	128
Exeter Automobile Receivables Trust 15-2A, C 144A 3.900%, 3/15/21(2)	130	132
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(2)	125	125
Flagship Credit Auto Trust 16-3, D 144A 3.890%, 11/15/22(2)	90	89
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(2)	250	249
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(2)	100	98
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.521%, 9/27/21(2)(3)	120	120
Taco Bell Funding LLC 2016-1A, A2I 144A 3.832%, 5/25/46(2)	85	85
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(2)	91	92

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—continued
Wendys Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(2)	$79	$ 78

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,274)		2,284

CORPORATE BONDS—55.3%

Consumer Discretionary—8.5%
Altice Luxembourg SA 144A 7.750%, 5/15/22(2)	200	213
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(2)	15	15
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(2)	58	57
Beazer Homes USA, Inc. 5.750%, 6/15/19	30	31
Boyd Gaming Corp. 6.875%, 5/15/23	35	38
Cablevision Systems Corp. 5.875%, 9/15/22	110	111
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	120	130
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(2)	105	107
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/22	85	89
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	123	124
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	75	76
CSC Holdings LLC 5.250%, 6/1/24	46	46

	PAR VALUE	VALUE

Consumer Discretionary—continued
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(2)	$10	$10
DISH DBS Corp. 5.000%, 3/15/23	85	84
DR Horton, Inc. 4.750%, 2/15/23	105	112
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 144A 8.625%, 6/15/20(2)	20	20
iHeartCommunications, Inc. 9.000%, 12/15/19	90	76
Intelsat Jackson Holdings SA 5.500%, 8/1/23	70	49
Landry’s, Inc. 144A 6.750%, 10/15/24(2)	30	31
Lennar Corp. 4.500%, 6/15/19	62	65
4.875%, 12/15/23	30	31
M/I Homes, Inc. 6.750%, 1/15/21	55	58
MDC Holdings, Inc. 5.500%, 1/15/24	67	69
MPG Holdco I, Inc. 7.375%, 10/15/22	42	45
NCL Corp. Ltd. 144A 4.750%, 12/15/21(2)	65	66
New York University 4.142%, 7/1/48	25	24
Numericable-SFR SA 144A 7.375%, 5/1/26(2)	200	206
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(2)	65	66
PulteGroup, Inc. 5.500%, 3/1/26	75	77
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(2)	95	101
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	35	37
Scientific Games International, Inc. 144A 7.000%, 1/1/22(2)	42	45
Signet UK Finance PLC 4.700%, 6/15/24	75	72

	PAR VALUE	VALUE

Consumer Discretionary—continued
Tenneco, Inc. 5.000%, 7/15/26	$60	$ 60
Toll Brothers Finance Corp. 5.875%, 2/15/22	70	76
4.875%, 11/15/25	50	50
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	42	44

		2,611

Consumer Staples—2.4%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(2)	70	72
Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 144A 5.750%, 3/15/25(2)	60	60
Dole Food Co., Inc. 144A 7.250%, 5/1/19(2)	85	87
Flowers Foods, Inc. 3.500%, 10/1/26	40	38
Lamb Weston Holdings, Inc. 144A 4.875%, 11/1/26(2)	45	45
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.875%, 1/15/24	15	16
Post Holdings, Inc. 144A 5.000%, 8/15/26(2)	70	68
Rite Aid Corp. 6.750%, 6/15/21	85	88
Safeway, Inc. 7.250%, 2/1/31	60	59
Smithfield Foods, Inc. 144A 2.700%, 1/31/20(2)	5	5
3.350%, 2/1/22(2)	17	17
4.250%, 2/1/27(2)	10	10
Tops Holding LLC / Tops Markets II Corp. 144A 8.000%, 6/15/22(2)	78	62
Whole Foods Market, Inc. 5.200%, 12/3/25	90	96

		723

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Energy—9.5%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	$50	$ 62
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 144A 7.875%, 12/15/24(2)	60	65
American Midstream Partners LP / American Midstream Finance Corp. 144A 8.500%, 12/15/21(2)	45	46
Antero Resources Corp. 5.625%, 6/1/23	50	51
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(2)	100	103
Callon Petroleum Co. 144A 6.125%, 10/1/24(2)	35	37
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	65	67
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(2)	150	159
Continental Resources, Inc./OK 4.500%, 4/15/23	35	35
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.250%, 4/1/23	70	73
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(2)	10	10
5.375%, 5/31/25(2)	50	52
Ecopetrol SA 5.875%, 9/18/23	75	80
EnLink Midstream Partners LP 4.850%, 7/15/26	10	10
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/20	45	46

	PAR VALUE	VALUE

Energy—continued
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 8.000%, 11/29/24(2)	$10	$ 11
FTS International, Inc. 144A 8.463%, 6/15/20(2)(3)	55	56
Holly Energy Partners LP / Holly Energy Finance Corp. 144A 6.000%, 8/1/24(2)	10	10
Kinder Morgan, Inc./DE 7.750%, 1/15/32	55	69
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(2)	60	66
Laredo Petroleum, Inc. 5.625%, 1/15/22	40	41
Matador Resources Co. 144A 6.875%, 4/15/23(2)	90	95
MEG Energy Corp. 144A 6.500%, 1/15/25(2)	45	46
MPLX LP 4.875%, 12/1/24	105	110
Newfield Exploration Co. 5.375%, 1/1/26	70	73
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	71	71
Noble Holding International, Ltd. 7.750%, 1/15/24	65	65
Parsley Energy LLC / Parsley Finance Corp. 144A 6.250%, 6/1/24(2)	70	75
Petrobras Global Finance BV 8.375%, 5/23/21	65	72
8.750%, 5/23/26	105	119
Petroleos Mexicanos 4.875%, 1/24/22	80	80
6.875%, 8/4/26	50	53
6.500%, 6/2/41	30	28
QEP Resources, Inc. 5.250%, 5/1/23	95	95
Range Resources Corp. 144A 5.000%, 3/15/23(2)	80	80

	PAR VALUE	VALUE

Energy—continued
Regency Energy Partners LP / Regency Energy Finance Corp. 5.000%, 10/1/22	$100	$ 108
Rowan Cos, Inc. 5.400%, 12/1/42	65	53
RSP Permian, Inc. 144A 5.250%, 1/15/25(2)	50	51
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	100	108
SM Energy Co. 6.125%, 11/15/22	30	31
6.500%, 1/1/23	45	47
Sunoco LP / Sunoco Finance Corp. 6.375%, 4/1/23	138	142
Transocean, Inc. 6.800%, 3/15/38	85	69
Transocean, Inc. 144A 9.000%, 7/15/23(2)	20	21
Weatherford International, Ltd. 144A 9.875%, 2/15/24(2)	45	49
Whiting Petroleum Corp. 5.750%, 3/15/21	40	41

		2,931

Financials—9.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/21	150	156
Aircastle, Ltd. 5.000%, 4/1/23	100	102
Ally Financial, Inc. 4.250%, 4/15/21	85	86
5.750%, 11/20/25	85	87
Australia & New Zealand Banking Group, Ltd. 144A 4.400%, 5/19/26(2)	200	202
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(2)	40	41
Banco de Bogota SA 144A 6.250%, 5/12/26(2)	200	208
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(2)	115	126

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Bank of America Corp. 4.200%, 8/26/24	$60	$ 61
Capital One Financial Corp. 4.200%, 10/29/25	85	86
Citizens Financial Group, Inc. 5.500%, 12/29/49(3)	70	70
First Horizon National Corp. 3.500%, 12/15/20	85	87
First Niagara Financial Group, Inc. 6.750%, 3/19/20	130	146
FS Investment Corp. 4.250%, 1/15/20	80	81
General Motors Financial Co., Inc. 3.450%, 1/14/22	45	45
3.700%, 5/9/23	110	109
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	85	86
Hexion 2 US Finance Corp. 144A 10.375%, 2/1/22(2)	45	46
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/22	75	75
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A 6.250%, 2/1/22(2)	20	20
iStar Financial, Inc. 5.000%, 7/1/19	78	79
Morgan Stanley 4.350%, 9/8/26	110	112
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	46	47
Navient Corp. 7.250%, 9/25/23	20	20
OM Asset Management PLC 4.800%, 7/27/26	105	102
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(2)(4)	200	209
Santander Holdings USA, Inc. 2.700%, 5/24/19	85	85
Springleaf Finance Corp. 5.250%, 12/15/19	62	62

	PAR VALUE	VALUE

Financials—continued
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(2)	$20	$ 20
Tervita Escrow Corp. 144A 7.625%, 12/1/21(2)	15	16
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(2)	110	112
UBS Group Funding Jersey, Ltd. 144A 2.650%, 2/1/22(2)	200	194
Voya Financial, Inc. 5.650%, 5/15/53(3)	35	35
Wells Fargo & Co. 3.069%, 1/24/23	40	40

		3,053

Health Care—4.7%
Abbott Laboratories 2.900%, 11/30/21	35	35
3.400%, 11/30/23	15	15
3.750%, 11/30/26	45	44
AbbVie, Inc. 3.600%, 5/14/25	35	35
3.200%, 5/14/26	30	29
Centene Corp. 5.625%, 2/15/21	65	68
4.750%, 1/15/25	30	30
CHS/Community Health Systems, Inc. 5.125%, 8/15/18	30	30
5.125%, 8/1/21	65	61
Concordia International Corp. 144A 9.000%, 4/1/22(2)	20	17
Endo Finance LLC / Endo Finco, Inc. 144A 5.375%, 1/15/23(2)	57	48
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	15	16
HCA, Inc. 5.250%, 6/15/26	45	47
4.500%, 2/15/27	30	30
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/19	50	48

	PAR VALUE	VALUE

Health Care—continued
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 144A 7.500%, 10/1/24(2)	$25	$26
MEDNAX, Inc. 144A 5.250%, 12/1/23(2)	50	52
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	80	85
Mylan NV 144A 3.150%, 6/15/21(2)	25	25
Owens & Minor, Inc. 3.875%, 9/15/21	20	20
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	90	87
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(2)	67	68
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	40	43
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(2)	77	84
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(2)	120	118
Tenet Healthcare Corp. 4.750%, 6/1/20	45	46
4.463%, 6/15/20(3)	25	25
8.125%, 4/1/22	41	42
Tenet Healthcare Corp. 144A 7.500%, 1/1/22(2)	5	5
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	20	19
3.150%, 10/1/26	75	68
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(2)	45	45
5.375%, 3/15/20(2)	30	26
7.250%, 7/15/22(2)	30	25

		1,462

Industrials—5.2%
ADS Waste Holdings, Inc. 144A 5.625%, 11/15/24(2)	60	61

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Industrials—continued
Air Canada Pass-Through-Trust
13-1, B 144A
5.375%, 5/15/21(2)	$239	$ 243
Bombardier, Inc.
4.750%, 4/15/19	60	62
Bombardier, Inc. 144A
6.125%, 1/15/23(2)	33	32
CEB, Inc. 144A
5.625%, 6/15/23(2)	80	85
Embraer Netherlands Finance BV
5.400%, 2/1/27	35	35
Harland Clarke Holdings Corp. 144A
6.875%, 3/1/20(2)	25	25
9.250%, 3/1/21(2)	15	14
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
4.950%, 1/15/22	119	118
Masco Corp.
5.950%, 3/15/22	81	91
Navistar International Corp.
8.250%, 11/1/21	70	71
NCI Building Systems, Inc. 144A
8.250%, 1/15/23(2)	75	82
Park Aerospace Holdings, Ltd. 144A
5.250%, 8/15/22(2)	10	10
5.500%, 2/15/24(2)	30	31
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A
3.375%, 2/1/22(2)	35	35
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A
9.250%, 5/15/23(2)	45	49
SCF Capital, Ltd. 144A
5.375%, 6/16/23(2)	200	206
Standard Industries, Inc. 144A
5.500%, 2/15/23(2)	15	16
TransDigm, Inc.
6.500%, 5/15/25	141	142
United Airlines 2014-1 Class B Pass Through Trust
4.750%, 4/11/22	112	114

	PAR VALUE	VALUE

Industrials—continued
Wheels Up Finance I LLC
7.500%, 6/30/17(5)	$84	$ 83
0.500%, 6/1/24(3)(5)(6)	4	4

		1,609

Information Technology—2.4%
Blackboard, Inc. 144A
9.750%, 10/15/21(2)	31	32
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 144A
3.000%, 1/15/22(2)	30	30
3.625%, 1/15/24(2)	60	60
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A
5.450%, 6/15/23(2)	25	27
6.020%, 6/15/26(2)	30	32
8.100%, 7/15/36(2)	30	36
Dun & Bradstreet Corp./The
4.000%, 6/15/20	25	26
First Data Corp. 144A
5.000%, 1/15/24(2)	90	91
Hewlett Packard Enterprise Co.
2.450%, 10/5/17	30	30
2.850%, 10/5/18	30	30
3.600%, 10/15/20	5	5
4.900%, 10/15/25	35	37
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 144A
8.625%, 11/15/24(2)	125	130
Radiate Holdco LLC / Radiate Finance, Inc. 144A 6.625%, 2/15/25(2)	100	100
Verisk Analytics, Inc.
4.000%, 6/15/25	60	61
WESCO Distribution, Inc. 144A
5.375%, 6/15/24(2)	25	26

		753

Materials—5.8%
AK Steel Corp.
7.500%, 7/15/23	50	55
Alpek SAB de CV 144A
5.375%, 8/8/23(2)	200	206
Alpha 3 BV / Alpha US Bidco, Inc. 144A
6.250%, 2/1/25(2)	20	20
ArcelorMittal
6.125%, 6/1/25	79	87

	PAR VALUE	VALUE

Materials—continued
BlueScope Steel Finance
Ltd/BlueScope Steel
Finance USA LLC 144A
6.500%, 5/15/21(2)	$50	$ 53
Cascades, Inc. 144A
5.500%, 7/15/22(2)	125	127
Equate Petrochemical BV 144A
4.250%, 11/3/26(2)	200	196
Flex Acquisition Co., Inc. 144A
6.875%, 1/15/25(2)	30	31
FMG Resources
August 2006
Property Ltd. 144A
9.750%, 3/1/22(2)	40	46
Freeport-McMoRan, Inc.
3.550%, 3/1/22	45	42
3.875%, 3/15/23	30	28
Glencore Funding LLC 144A
4.125%, 5/30/23(2)	50	51
Graphic Packaging
International, Inc.
4.125%, 8/15/24	80	78
Novelis Corp. 144A
6.250%, 8/15/24(2)	10	11
5.875%, 9/30/26(2)	90	92
Reynolds Group
Issuer, Inc. /
Reynolds Group
Issuer LLC /
Reynolds Group Issuer Lu 144A
5.125%, 7/15/23(2)	45	46
7.000%, 7/15/24(2)	5	5
Rusal Capital DAC 144A
5.125%, 2/2/22(2)	200	199
Scotts Miracle-Gro Co.
(The) 144A
5.250%, 12/15/26(2)	5	5
Standard Industries,
Inc. 144A
6.000%, 10/15/25(2)	50	53
Steel Dynamics, Inc. 144A
5.000%, 12/15/26(2)	10	10
Teck Resources, Ltd. 144A
8.000%, 6/1/21(2)	10	11
8.500%, 6/1/24(2)	35	41

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Vale Overseas, Ltd.
5.875%, 6/10/21	$55	$ 59
Vedanta Resources
PLC 144A
8.250%, 6/7/21(2)	200	218
WR Grace & Co.-Conn 144A
5.125%, 10/1/21(2)	10	11

		1,781

Real Estate—3.1%
Alexandria Real Estate
Equities, Inc.
3.950%, 1/15/27	35	35
Communications
Sales & Leasing, Inc. / CSL Capital
LLC 144A
7.125%, 12/15/24(2)	75	76
Corrections Corp. of America REIT
5.000%, 10/15/22	46	47
Digital Realty Trust LP
3.400%, 10/1/20	100	102
3.950%, 7/1/22	45	47
Education Realty Operating
Partnership LP
4.600%, 12/1/24	20	20
EPR Properties
4.750%, 12/15/26	85	84
Hospitality Properties Trust
4.500%, 3/15/25	125	122
Kilroy Realty LP
4.375%, 10/1/25	75	77
MPT Operating
Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	25	27
5.250%, 8/1/26	5	5
National Retail Properties, Inc.
4.000%, 11/15/25	35	36
Select Income REIT
4.500%, 2/1/25	100	96
Sovran Acquisition LP
3.500%, 7/1/26	40	38
Ventas Realty LP
4.125%, 1/15/26	80	82
Welltower, Inc.
4.000%, 6/1/25	65	66

		960

	PAR VALUE	VALUE

Telecommunication Services—2.7%
AT&T, Inc.
3.200%, 3/1/22	$10	$ 10
3.800%, 3/1/24	15	15
4.250%, 3/1/27	30	30
5.250%, 3/1/37	15	15
5.450%, 3/1/47	15	15
Crown Castle
International Corp.
4.875%, 4/15/22	25	27
3.700%, 6/15/26	5	5
Frontier Communications Corp.
10.500%, 9/15/22	145	152
GTH Finance BV 144A
7.250%, 4/26/23(2)	200	218
Intelsat Jackson Holdings SA
7.250%, 4/1/19	20	17
Qwest Corp.
7.250%, 9/15/25	40	43
Sprint Corp.
7.875%, 9/15/23	25	27
Sprint
Communications, Inc.
6.000%, 11/15/22	125	128
T-Mobile USA, Inc.
6.375%, 3/1/25	30	33
6.500%, 1/15/26	30	33
Zayo Group LLC /
Zayo Capital, Inc.
6.375%, 5/15/25	60	64
Zayo Group LLC /
Zayo Capital, Inc.
144A
5.750%, 1/15/27(2)	5	5

		837

Utilities—1.1%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.500%, 5/20/25	35	36
Calpine Corp.
5.375%, 1/15/23	53	53
Dominion Resources, Inc.
2.962%, 7/1/19(3)	5	5
Majapahit Holding BV 144A
7.750%, 1/20/20(2)	100	112
NRG Energy, Inc. 144A
7.250%, 5/15/26(2)	60	63

	PAR VALUE	VALUE

Utilities—continued
TerraForm Power
Operating LLC 144A
6.375%, 2/1/23(2)(3)	$70	$ 72

		341

TOTAL CORPORATE BONDS
(Identified Cost $16,632)		17,061

LOAN AGREEMENTS—12.5%

Consumer Discretionary—3.0%
Aristocrat Leisure Ltd.,
Term Loan B-1
3.780%, 10/20/21	96	97
Bass Pro Group LLC
5.970%, 12/15/23	90	87
Caesars Entertainment
Operating Company, Inc. (fka Harrah’s
Operating Company,
Inc.), Term Loan B-5
0.000%, 3/1/17(7)	15	17
Caesars Entertainment
Operating Company,
Inc. (fka Harrah’s
Operating Company,
Inc.), Term Loan B-7
0.000%, 3/1/17(8)	42	50
Caesars Entertainment
Resort Properties LLC, Term Loan B
7.000%, 10/11/20	113	114
CDS U.S. Intermediate
Holdings, Inc.
(Cirque Du Soleil
Canada, Inc.), First
Lien
5.000%, 7/8/22	95	96
Delta 2 (Lux) S.a r.l
(aka Formula One),
Facility B3
5.068%, 7/30/21	85	86
Floor and Decor
Outlets of America, Inc.
5.250%, 9/30/23	60	60
Graton Economic
Developement
Authority,
Incremental Term
Loan B
5.625%, 9/1/22	34	35
Laureate Education,
Inc.
8.509%, 3/17/21	96	97

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Leslie’s Poolmart,
Inc., Tranche B
5.250%, 8/16/23	$43	$43
Mohegan Tribal
Gaming Authority,
Term Loan B
5.500%, 10/13/23	60	61
UFC Holdings LLC,
First Lien
5.000%, 8/18/23	91	91

		934

Consumer Staples—1.4%
Albertsons LLC, Term
Loan B-4
3.778%, 8/25/21	110	110
Amplify Snack Brands,
Inc.
6.500%, 9/2/23	90	88
Chobani LLC (Chobani
Idaho LLC), First
Lien
5.250%, 10/9/23	18	18
Coty, Inc., Term Loan B
3.280%, 10/27/22	20	21
Galleria Co., Term
Loan B
3.813%, 9/29/23	40	41
Hostess Brands LLC,
First Lien Term
Loan B
4.000%, 8/3/22	29	29
JBS USA Lux S.A. (fka
JBS USA, LLC)
0.000%, 10/30/22(9)	20	20
Kronos, Inc., Second
Lien
9.284%, 10/18/24	31	32
Milk Specialties Co.
6.000%, 8/16/23	59	60
Pinnacle Foods
Finance LLC,
Tranche I
3.617%, 1/13/23	13	13
TKC Holdings, Inc.,
First Lien
0.000%, 1/13/23(9)	15	15

		447

Energy—0.7%
Chesapeake Energy
Corporation, Class A
8.500%, 8/23/21	12	13

	PAR VALUE	VALUE

Energy—continued
EP Energy LLC (fka
Everest Acquisition
LLC)
9.750%, 6/30/21	$60	$63
Jonah Energy LLC,
Second Lien
7.500%, 5/12/21	80	78
MEG Energy Corp.
4.500%, 12/31/23	74	75

		229

Financials—0.5%
Lonestar Intermediate
Super Holdings LLC
10.000%, 8/31/21	60	63
Walter Investment
Management Corp.,
Tranche B
4.750%, 12/18/20	85	82

		145

Health Care—1.8%
21St Century
Oncology Holdings,
Inc.
7.125%, 4/30/22(8)	18	17
American Renal
Holdings, Inc., Term
Loan B
4.750%, 8/20/19	5	5
CHG Healthcare
Services, Inc. (fka
CHG Buyer
Corporation), First
Lien
4.750%, 6/7/23	58	58
Inventiv Group
Holdings, Inc.
4.750%, 11/9/23	17	17
MPH Acquisition
Holdings LLC
5.000%, 6/7/23	16	16
NVA Holdings, Inc.,
Second Lien
8.000%, 8/14/22	105	106
Ortho-Clinical
Diagnostics
Holdings
Luxembourg
S.À.R.L.
4.750%, 6/30/21	75	75
Quorum Health Corp.
6.789%, 4/29/22	40	40

	PAR VALUE	VALUE

Health Care—continued
Surgery Center
Holdings, Inc., First
Lien
4.750%, 11/3/20	$69	$ 70
U.S. Renal Care, Inc.,
First Lien
5.250%, 12/30/22	109	103
Valeant
Pharmaceuticals
International, Inc.,
Tranche B
0.000%, 8/5/20(9)	60	60

		567

Industrials—1.7%
84 Lumber Co.
6.750%, 10/25/23	75	76
Brickman Group Ltd.,
LLC, Second Lien
7.500%, 12/17/21	35	35
Coinstar LLC, First
Lien Term Loan B
5.250%, 9/27/23	35	36
McGraw-Hill Global
Education Holdings,
LLC, First Lien Term
Loan B
5.000%, 5/4/22	43	41
Navistar, Inc., Tranche B
6.500%, 8/7/20	90	91
PAE Holding Corp.,
First Lien
6.500%, 10/20/22	24	24
Prime Security
Services Borrower,
LLC (aka Protection
1 Security
Solutions), First
Lien Term Loan B-1
4.250%, 5/2/22	4	4
Quikrete Holdings,
Inc., First Lien
4.017%, 11/15/23	10	10
Sedgwick Claims
Management
Services, Inc.
Second Lien
6.750%, 2/28/22	125	125
Zodiac Pool Solutions
LLC, First Lien
5.500%, 12/20/23	75	76

		518

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Information Technology—1.4%
Avaya, Inc. 4.500%, 1/23/18	$25	$ 26
Blackboard, Inc., First Lien Term Loan B-4 6.023%, 6/30/21	56	56
Donnelley Financial Solutions, Inc., Term Loan B 5.000%, 9/29/23	17	17
First Data Corp. 3.775%, 3/24/21	71	72
ON Semiconductor Corp. 4.028%, 3/31/23	52	53
Presidio LLC (fka Presidio, Inc.) 4.500%, 2/2/22	53	54
Rackspace Hosting, Inc., First Lien Term Loan B 4.500%, 11/3/23	47	47
Veritas US, Inc. 6.625%, 1/27/23	95	90
Western Digital Corp., Term Loan B-1 4.526%, 4/29/23	5	5

		420

Materials—0.9%
Anchor Glass Container Corp., First Lien 4.250%, 12/7/23	10	10
Anchor Glass Container Corp., Second Lien 8.750%, 12/7/24	20	21
CPI Acquisition, Inc., First Lien 5.834%, 8/17/22	80	73
Huntsman International LLC, Term Loan B 3.963%, 4/1/23	32	32
Omnova Solutions, Inc., Term Loan B-2 5.250%, 8/25/23	74	75
PQ Corp., Tranche B-1 5.289%, 11/4/22	18	18
Univar USA, Inc., Term Loan B-2 3.519%, 7/1/22	54	54

		283

	PAR VALUE		VALUE

Real Estate—0.3%
Capital Automotive LP, Second Lien 6.000%, 4/30/20	$90		$ 91

Telecommunication Services—0.1%
Virgin Media Bristol LLC, Facility I 3.517%, 1/31/25	35		35

Utilities—0.7%
APLP Holdings LTD. Partnership 6.000%, 4/13/23	78		79
NRG Energy, Inc. 3.028%, 6/30/23	60		60
Tex Operations Co. LLC
3.500%, 8/4/23	55		55
3.500%, 8/4/23	12		12

			206

TOTAL LOAN AGREEMENTS (Identified Cost $3,821)			3,875

	SHARES

PREFERRED STOCK—1.5%

Financials—1.5%
Bank of New York Mellon Corp.The 4.950%(3)	55	(10)	56
Citigroup, Inc. 6.250%(3)	115	(10)	121
JPMorgan Chase & Co. 5.300%(3)	25	(10)	26
KeyCorp 5.000%(3)	150	(10)	143
M&T Bank Corp. 5.125%(3)	95	(10)	93
SunTrust Banks, Inc. 5.625%(3)	20	(10)	21

			460

TOTAL PREFERRED STOCK (Identified Cost $458)			460

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS—0.7%

Equity Funds—0.7%
Virtus Credit Opportunities Fund Class R6(11)	23,046	$231

TOTAL AFFILIATED MUTUAL FUNDS
(Identified Cost $230)		231

TOTAL LONG TERM INVESTMENTS — 98.3%
(Identified Cost $29,895)		$30,341

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.470%)(11)	556,992	557

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $557)		557

TOTAL INVESTMENTS — 100.1%
(Identified Cost $30,452)		30,898	(1)

Other assets and liabilities, net — (0.1)%		(43)

NET ASSETS — 100.0%		$30,855

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2017, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to a value of $14,288 or 46.3% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2017.
(4)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(5)	Illiquid security. At January 31, 2017, these securities amounted to a value of $87 or 0.3% of net assets.
(6)	Represents unfunded portion of security and commitment fee earned on this portion.
(7)	Security in default; this loan will settle after January 31, 2017, at which time a portion of the interest rate to be received will be known.
(8)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after January 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(10)	Amount shown is par value.
(11)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

Foreign Currencies:
USD	United States Dollar

Country Weightings (Unaudited)†
United States	75%
Netherlands	2
Canada	2
Argentina	2
Ireland	2
Luxembourg	1
Mexico	1
United Kingdom	1
Australia	1
Columbia	1
Cayman Islands	1
Bermuda	1
Sweden	1
Sri Lanka	1
France	1
Bahrain	1
Saudi Arabia	1
Jersey	1
Oman	1
Jordan	1
Turkey	1
Other	1

Total	100%
†% of total investments as of January 31, 2017

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JANUARY 31, 2017 (Unaudited)

($ reported in thousands)

Centrally cleared credit default swap- buy protection(1) outstanding as of January 31, 2017 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/21	2,000	USD	$(153)	$(20)	$(133)
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	12/20/20	1,386	USD	(104)	(24)	(80)
Total						$(257)	$(44)	$(213)

Over-the-counter credit default swap- sell protection(3) outstanding as of January 31, 2017 was as follows:
Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/17	100	USD	$(62)	$ —	$(62)
Total						$(62)	$ —	$(62)

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i)receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii)receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc.	$100	$ —	CC+

*	The Fund has no amounts recoverable from related purchased protection by counterparties. In addition, the Fund has no recourse provisions under the credit derivatives and has pledged collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Concluded)

JANUARY 31, 2017 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2017 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at January 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$2,122	$ —	$2,122	$ —
Municipal Bonds	372	—	372	—
Mortgaged-Backed Securities	3,937	—	3,937	—
Asset-Backed Securities	2,284	—	2,284	—
Corporate Bonds	17,153	—	17,066	87
Loan Agreements	3,875	—	3,799	76
Equity Securities:
Preferred Stock	367	—	367	—
Affiliated Mutual Funds	231	231	—	—
Short-Term Investments	557	557	—	—

Total Assets	30,898	788	29,947	163

Liabilities:

Centrally Cleared Credit Default Swaps	(257)	—	(257)	—
Over-the-Counter Credit Default Swaps	(62)	—	—	(62)

Total Liabilities	$(319)	$ —	$(257)	$ (62)

Securities held by the Fund with an end of period value of $13 were transferred from Level 2 to Level 3 and a value of $60 were transferred from Level 3 to Level 2 based on our valuation procedures for non-US securities (See Note 1A in the Notes to Schedule of Investments).

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Corporate Bonds	Loan Agreements	Over-the- Counter Credit Default Swaps
Investments in Securities

Balance as of October 31, 2016	$148	$ 88	$ 60	$ —
Accrued discount/(premium)	— (a)	— (a)	— (a)	—
Realized gain (loss)	— (a)	— (a)	—	—
Change in unrealized appreciation (depreciation)	(1)	— (a)	(1)	—
Purchases	12	12	—	—
Sales	(12)	(12)	—	—
Transfers into Level 3	14	—	76	(62)
Transfers from Level 3	(59)	—	(59)	—
Paydowns	(1)	(1)	—	—

Balance as of January 31, 2017	$101	$ 87	$ 76	$ (62)

Footnote Legend:

(a)	Amount is less than $500.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2017 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

● Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

● Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as

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January 31, 2017 (Unaudited)

Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Credit Opportunities Fund may receive rebate income or be charged a fee on borrowed securities which is under interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

There were no short sales as of January 31, 2017.

D. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

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January 31, 2017 (Unaudited)

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

During the period, Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

During the period, Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the period, Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility.

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January 31, 2017 (Unaudited)

($ reported in thousands)

The Funds had transactions in written options during the period ended January 31, 2017 as follows:

	Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2016	444,067	$1,195
Options written	230	78
Options closed	(120,067)	(990)
Options expired	—	—

Options outstanding at January 31, 2017	324,230	$ 283

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, Multi-Strategy Target Return Fund and Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and

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($ reported in thousands)

credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the period, Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing documents. Swap Baskets were entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the period, Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the period, Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps– Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the period, Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

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January 31, 2017 (Unaudited)

($ reported in thousands)

The following is a summary of derivative instruments categorized by primary risk exposure as of January 31, 2017:

	Fair Values of Derivative Financial Instruments as of January 31, 2017 Derivative Assets

	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value

Interest rate contracts	$3,793	$ —
Foreign currency exchange contracts	2,196	—
Equity contracts	2,408	—
Commodity contracts	—	—
Credit contracts	941	—

Total	$9,338	$ —

	Fair Values of Derivative Financial Instruments as of January 31, 2017 Derivative Liabilities

	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value

Interest rate contracts	$1,876	$ —
Foreign currency exchange contracts	1,115	—
Equity contracts	1,386	—
Commodity contracts	—	—
Credit contracts	53	319

Total	$4,430	$319

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended January 31, 2017.

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund
Purchased Options[1]	$—	$ 4,180	$ —
Purchased Swaptions[1]	—	1,951	—
Written Options[2]	—	(739)	—
Futures Contracts-Long Positions[3]	—	113	—
Futures Contracts-Short Positions[3]	—	428	—
Forward Foreign Currency Exchange Purchase Contracts[4]	816	23,092	166
Forward Foreign Currency Exchange Sale Contracts[5]	840	(50,890)	—
Interest Rate Swap Agreements[6]	—	287,233	—
Credit Default Swap Agreements - Buy Protection[6]	—	18,320	3,386
Credit Default Swap Agreements - Sell Protection[6]	—	32,340	100
Total Return Swap Agreements[6]	—	2,913	—
Inflation Swap Agreements[6]	—	26,228	—
Variance Swap Agreements[6]	—	408	—
Total Return Basket Swap Agreements[6]	—	3,024	—

[1] Average premiums paid for the period.
[2] Average premiums received for the period.
[3] Average unrealized for the period.
[4] Average value at trade date payable.
[5] Average value at settlement date receivable.
[6] Notional.

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E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

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January 31, 2017 (Unaudited)

($ reported in thousands)

The following Fund held securities considered to be illiquid at January 31, 2017:

Fund	Aggregate Value	% of Fund Net Assets
Strategic Income Fund	$87	0.3%

None of the securities referenced in this table are restricted.

At January 31, 2017, the Funds did not hold any securities that were both illiquid and restricted.

Note 5. Federal Income Tax Information

At January 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Credit Opportunities Fund - Investments	$ 92,547	$4,976	$ (907)	$4,069
Multi-Strategy Target Return Fund - Investments	122,854	1,476	(2,013)	(537)
Multi-Strategy Target Return Fund - Written Options	(283)	56	(50)	6
Select MLP and Energy Fund - Investments	5,198	739	(178)	561
Strategic Income Fund - Investments	30,452	726	(280)	446

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments and Notes to Schedules of Investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments and Notes to Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/29/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	3/29/2017

* Print the name and title of each signing officer under his or her signature.